Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of goodwill and intangible assets rollforward

Cost (in millions)	Technology, Licenses and Similar Rights	Software	Patents	Goodwill	Others	Total

As of December 31, 2021	$1,202	$284	$229	$18	$132	$1,865
Additions	62	96	—	—	5	163
Disposals	(47)	(12)	(3)	—	—	(62)
As of December 31, 2022	1,217	368	226	18	137	1,966
Additions	61	96	—	—	—	157
Disposals	(40)	—	—	—	—	(40)
As of December 31, 2023	$1,238	$464	$226	$18	$137	$2,083

Accumulated Amortization
As of December 31, 2021	$867	$278	$212	$—	$131	$1,488
Additions	150	10	16	—	—	176
Disposals	(46)	(12)	(3)	—	—	(61)
As of December 31, 2022	971	276	225	—	131	1,603
Additions	121	7	—	—	1	129
Disposals	(40)	—	—	—	—	(40)
As of December 31, 2023	$1,052	$283	$225	$—	$132	$1,692

Net book value as of December 31, 2022	$246	$92	$1	$18	$6	$363

Net book value as of December 31, 2023	$186	$181	$1	$18	$5	$391

Schedule of amortization expense
Amortization expense on intangible assets is as follows:

(in millions)	2023	2022	2021
Cost of revenue	$61	$91	$113
Research and development expenses	63	70	74
Selling, general and administrative expenses	5	15	20
Total	$129	$176	$207